COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares/Units	Value
COMMON STOCK	59.2%
AGRIBUSINESS	5.3%
AGRICULTURAL PRODUCTS	0.8%
Archer-Daniels-Midland Co.		37,369	$2,716,353
Bunge Global SA		96,721	12,302,911

			15,019,264

CONSTRUCTION MACHINERY & HEAVY TRUCKS	0.5%
AGCO Corp.		50,172	5,813,430
Kubota Corp. (Japan)		211,900	3,395,737

			9,209,167

FERTILIZERS & AGRICULTURAL CHEMICALS	1.9%
Corteva, Inc.		95,839	8,022,683
Givaudan SA (Switzerland)		842	2,847,224
Mosaic Co.		287,290	7,325,895
Nutrien Ltd. (Canada)		122,729	9,261,130
Yara International ASA (Brazil)		121,152	7,081,864

			34,538,796

PACKAGED FOODS & MEATS	2.1%
Bakkafrost P (Faeroe Islands)		62,985	2,954,106
JBS NV, Class A(a)		301,286	5,411,097
Minerva SA (Brazil)		2,194,539	1,800,591
Mowi ASA (Norway)		373,552	8,495,989
Nisshin Seifun Group, Inc. (Japan)		235,700	3,112,122
Pilgrim’s Pride Corp.		88,087	3,326,165
Smithfield Foods, Inc.		337,255	9,433,022
WH Group Ltd. (Hong Kong)(b)		1,694,500	2,227,311

			36,760,403

TOTAL AGRIBUSINESS			95,527,630

AIRPORTS	0.7%
Aena SME SA (Spain)(b)		62,972	1,857,504
Aeroports de Paris SA (France)		13,866	1,693,970
Auckland International Airport Ltd. (New Zealand)		303,084	1,388,112
Flughafen Zurich AG (Switzerland)		9,179	2,874,275
GMR Airports Ltd. (India)(a)		1,500,193	1,342,769
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		87,673	2,956,512

			12,113,142

COMMUNICATIONS	1.6%
COMMUNICATIONS	0.6%
American Tower Corp.		69,658	12,021,578

TOWER	1.0%
Cellnex Telecom SA (Spain)(b)		19,040	612,226
Crown Castle, Inc.		208,704	16,969,722

			17,581,948

TOTAL COMMUNICATIONS			29,603,526

		Shares/Units	Value
ELECTRIC	4.3%
Alliant Energy Corp.		31,114	$2,232,741
Ameren Corp.		12,368	1,359,490
Black Hills Corp.		21,069	1,462,399
CenterPoint Energy, Inc.		131,135	5,659,786
Cia Paranaense de Energia—Copel (Brazil)		1,045,031	3,112,991
DTE Energy Co.		23,846	3,486,762
E.ON SE (Germany)		414,998	9,089,064
Entergy Corp.		22,591	2,538,325
Evergy, Inc.		30,223	2,475,868
Eversource Energy		73,153	5,068,040
Fortis, Inc. (Canada)		19,574	1,092,041
National Grid PLC (United Kingdom)		1,041,462	17,579,982
NextEra Energy, Inc.		26,826	2,491,599
NTPC Ltd. (India)		325,740	1,282,263
OGE Energy Corp.		24,360	1,168,305
PG&E Corp.		466,810	8,201,852
Public Power Corp. SA (Greece)		71,563	1,496,148
Redeia Corp. SA (Spain)		182,131	3,087,181
RWE AG (Germany)		19,228	1,293,637
Tenaga Nasional Bhd. (Malaysia)		696,300	2,398,268

			76,576,742

ENERGY	6.9%
COAL & CONSUMABLE FUELS	0.5%
Cameco Corp. (Canada)		33,423	3,630,072
Centrus Energy Corp., Class A(a)		8,162	1,416,842
Core Natural Resources, Inc.		14,552	1,524,031
Denison Mines Corp. (Canada)(a)		539,250	1,903,552

			8,474,497

INTEGRATED OIL & GAS	4.5%
Cenovus Energy, Inc. (Canada)		233,271	6,191,047
Eni SpA (Italy)		219,042	6,228,192
Exxon Mobil Corp.		122,440	20,773,171
Petroleo Brasileiro SA—Petrobras, ADR (Brazil)		194,719	4,040,419
Shell PLC		331,076	15,333,804
Suncor Energy, Inc. (Canada)		180,365	11,929,684
TotalEnergies SE (France)		169,178	15,526,160

			80,022,477

OIL & GAS EQUIPMENT & SERVICES	0.2%
SLB Ltd.		46,376	2,383,263
Solaris Energy Infrastructure, Inc.		30,100	1,700,951

			4,084,214

OIL & GAS EXPLORATION & PRODUCTION	1.0%
Antero Resources Corp.(a)		50,487	2,142,668
ConocoPhillips		77,747	10,262,604
Tamboran Resources Corp. (Australia)(a)		43,683	2,183,713
Venture Global, Inc., Class A		259,779	4,094,117

			18,683,102

		Shares/Units	Value
OIL & GAS REFINING & MARKETING	0.7%
Reliance Industries Ltd., GDR (India)(b)		149,942	$8,815,316
Valero Energy Corp.		16,148	3,989,848

			12,805,164

TOTAL ENERGY			124,069,454

ENVIRONMENTAL SERVICES	0.2%
Cleanaway Waste Management Ltd. (Australia)		1,163,579	1,842,612
Waste Connections, Inc.		15,480	2,515,125

			4,357,737

GAS DISTRIBUTION	1.9%
Atmos Energy Corp.		37,304	6,890,795
ENN Energy Holdings Ltd., (H Shares) (China)		332,757	2,709,445
Naturgy Energy Group SA (Spain)		36,150	1,082,205
NiSource, Inc.		119,626	5,581,749
Osaka Gas Co. Ltd. (Japan)		78,100	3,163,404
Sempra		126,437	12,285,883
Southwest Gas Holdings, Inc.		20,109	1,747,472

			33,460,953

INDUSTRIALS	0.4%
CAPITAL GOODS	0.4%
Flowserve Corp.		23,519	1,728,882
JBT Marel Corp.		19,812	2,533,361
MasTec, Inc.(a)		7,733	2,488,015

			6,750,258

MARINE PORTS	0.2%
Abu Dhabi Ports Co. PJSC (United Arab Emirates)(a)		744,376	804,079
International Container Terminal Services, Inc. (Philippines)		176,450	2,000,475

			2,804,554

MATERIALS	0.1%
PAPER PACKAGING	0.1%
International Paper Co.		66,785	2,384,224

METALS & MINING	4.5%
ALUMINUM	0.2%
Aluminum Corp. of China Ltd., (H Shares) (China)		666,000	974,336
Century Aluminum Co.(a)		51,167	3,002,991

			3,977,327

DIVERSIFIED METALS & MINING	1.8%
Anglo American PLC (South Africa)		145,965	6,267,094
Capstone Copper Corp. (Canada)(a)		297,128	2,240,581
Foran Mining Corp. (Canada)(a)		555,896	2,153,892
Freeport-McMoRan, Inc.		112,759	6,627,974
Glencore PLC (Australia)(a)		1,035,887	7,845,677
Hudbay Minerals, Inc. (Canada)		63,466	1,328,995

		Shares/Units	Value
Rio Tinto PLC, ADR (Australia)		60,797	$5,671,752

			32,135,965

GOLD	2.0%
Agnico Eagle Mines Ltd. (Canada)		38,178	7,749,370
Barrick Mining Corp. (Canada)		192,260	7,842,285
Coeur Mining, Inc.(a)		171,566	3,220,294
Franco-Nevada Corp. (Canada)		23,164	5,722,666
Newmont Corp.		77,579	8,397,927
Perpetua Resources Corp.(a)		97,182	2,732,758

			35,665,300

STEEL	0.5%
ArcelorMittal SA (Luxembourg)		65,882	3,416,739
POSCO Holdings, Inc. (South Korea)		5,592	1,259,111
Steel Dynamics, Inc.		12,912	2,324,160
Vale SA, ADR (Brazil)		92,315	1,468,732

			8,468,742

TOTAL METALS & MINING			80,247,334

MIDSTREAM	5.0%
APA Group (Australia)(c)		443,212	3,053,158
Cheniere Energy, Inc.		15,181	4,307,761
Enbridge, Inc. (Canada)		195,171	10,580,005
Keyera Corp. (Canada)		38,840	1,502,394
Keyera Corp., Subscription Receipts (Canada)		79,684	2,866,928
Kinder Morgan, Inc.		142,711	4,785,100
Kinetik Holdings, Inc.		45,843	2,219,260
Rockpoint Gas Storage, Inc., Class A (Canada)		68,772	1,381,274
Targa Resources Corp.		57,938	14,526,795
TC Energy Corp. (Canada)		331,960	20,787,172
Williams Cos., Inc.		332,718	24,215,216

			90,225,063

RAILWAYS	0.3%
Central Japan Railway Co. (Japan)		33,100	860,639
CSX Corp.		40,941	1,680,628
Norfolk Southern Corp.		4,300	1,234,100
Tokyo Metro Co. Ltd. (Japan)		139,300	1,428,461

			5,203,828

REAL ESTATE	26.2%
DATA CENTERS	3.5%
Digital Core REIT Management Pte. Ltd. (Singapore)		3,884,100	1,895,138
Digital Realty Trust, Inc.		170,841	30,787,257
Equinix, Inc.		25,104	24,607,945
GDS Holdings Ltd., (H Shares) (China)(a)		261,900	1,325,264
NEXTDC Ltd. (Australia)(a)		408,078	3,262,575

			61,878,179

		Shares/Units	Value
DIVERSIFIED	4.8%
British Land Co. PLC (United Kingdom)		554,676	$2,623,818
CapitaLand Integrated Commercial Trust (Singapore)		2,346,084	4,207,131
Dexus (Australia)		639,298	2,635,641
Fastighets AB Balder, Class B (Sweden)(a)		132,050	773,366
Goodman Group (Australia)		683,364	12,268,780
Ingenia Communities Group (Australia)		330,525	918,620
Japan Metropolitan Fund Invest (Japan)		5,709	4,020,264
Land Securities Group PLC (United Kingdom)		379,885	2,802,124
Link REIT (Hong Kong)		1,024,400	4,747,901
Melisron Ltd. (Israel)		14,937	1,943,080
Merlin Properties Socimi SA (Spain)		160,269	2,611,157
Mitsubishi Estate Co. Ltd. (Japan)		261,900	7,269,413
Mitsui Fudosan Co. Ltd. (Japan)		817,200	8,711,709
Nomura Real Estate Master Fund, Inc. (Japan)		2,932	2,895,285
Sumitomo Realty & Development Co. Ltd. (Japan)		242,400	6,878,294
Sun Hung Kai Properties Ltd. (Hong Kong)		469,000	7,809,243
Swiss Prime Site AG (Switzerland)		37,851	6,408,860
UOL Group Ltd. (Singapore)		477,000	3,621,843
Wihlborgs Fastigheter AB (Sweden)		221,205	2,010,710

			85,157,239

HEALTH CARE	4.0%
Aedifica SA (Belgium)		49,387	3,998,743
CareTrust REIT, Inc.		88,568	3,246,017
Healthcare Realty Trust, Inc., Class A		352,278	5,985,203
Omega Healthcare Investors, Inc.		135,100	5,920,082
PACS Group, Inc.(a)		34,505	1,108,301
Welltower, Inc.		264,531	52,300,424

			72,558,770

HOTEL	0.7%
Caesars Entertainment, Inc.(a)		100,612	2,659,175
Host Hotels & Resorts, Inc.		531,136	10,176,566

			12,835,741

INDUSTRIAL OFFICE	0.2%
CapitaLand Ascendas REIT (Singapore)		1,482,400	2,860,964

INDUSTRIALS	2.8%
Catena AB (Sweden)		69,486	3,240,877
Dream Industrial Real Estate Investment Trust (Canada)		491,524	4,370,751
First Industrial Realty Trust, Inc.		89,193	5,159,815
GLP J-REIT (Japan)		2,776	2,265,159
Nippon Prologis REIT, Inc. (Japan)		2,580	1,391,829
Prologis, Inc.		175,768	23,233,014
Segro PLC (United Kingdom)		247,169	2,118,871
Swedish Logistic Property AB, Class B (Sweden)(a)		51,568	196,921
Tritax Big Box REIT PLC (United Kingdom)		2,812,288	5,296,615
VGP NV (Belgium)		18,222	1,747,570
Warehouses De Pauw CVA (Belgium)		58,693	1,528,932

			50,550,354

		Shares/Units	Value
OFFICE	1.2%
BXP, Inc.		150,250	$7,797,975
Great Portland Estates PLC (United Kingdom)		8,202	30,821
Hongkong Land Holdings Ltd. (Hong Kong)		617,800	4,814,505
Hudson Pacific Properties, Inc.(a)		50,562	298,821
Japan Real Estate Investment Corp. (Japan)		8,250	6,074,518
Keppel REIT (Singapore)		332,147	230,842
Kilroy Realty Corp.		25,437	717,578
Nippon Building Fund, Inc. (Japan)		2,072	1,739,814

			21,704,874

RESIDENTIAL	2.7%
Centurion Accommodation REIT (Singapore)		2,395,300	2,060,295
Essex Property Trust, Inc.		57,872	14,005,024
Invitation Homes, Inc.		337,849	8,395,548
Mitsui Fudosan Accommodations Fund, Inc. (Japan)		1,485	1,254,718
Sun Communities, Inc.		122,275	15,401,759
TAG Immobilien AG (Germany)		205,556	3,226,966
Vonovia SE (Germany)		115,823	2,897,015
Xior Student Housing NV (Belgium)(d)		40,862	1,256,164

			48,497,489

RETAIL	3.6%
Agree Realty Corp.		236,455	17,823,978
Essential Properties Realty Trust, Inc.		227,892	6,918,801
Kimco Realty Corp.		473,029	10,628,961
Kite Realty Group Trust		127,905	3,140,068
Klepierre SA (France)		158,388	5,946,230
Mercialys SA (France)		157,976	2,133,694
RioCan Real Estate Investment Trust (Canada)		91,305	1,246,411
Scentre Group (Australia)		2,612,941	6,028,914
Simon Property Group, Inc.		38,164	7,118,731
Unibail-Rodamco-Westfield (France)		31,790	3,507,248

			64,493,036

SELF STORAGE	1.4%
Extra Space Storage, Inc.		116,175	15,234,028
Public Storage		29,561	8,007,484
Safestore Holdings PLC (United Kingdom)		166,796	1,400,794
Shurgard Self Storage Ltd. (Belgium)		38,563	1,115,635

			25,757,941

SPECIALTY	1.3%
Gaming & Leisure Properties, Inc.		83,172	3,690,342
Iron Mountain, Inc.		101,081	10,324,413
Outfront Media, Inc.		221,151	5,860,501
Rayonier, Inc.		160,635	3,312,294

			23,187,550

TOTAL REAL ESTATE			469,482,137

TOLL ROADS	1.0%
Vinci SA (France)		115,094	17,275,517

		Shares/Units	Value
Zhejiang Expressway Co. Ltd., (H Shares) (China)		1,196,000	$1,099,299

			18,374,816

TRANSPORT LOGISTICS	0.0%
Qube Holdings Ltd. (Australia)		27,947	94,329

WATER	0.6%
American Water Works Co., Inc.		27,526	3,746,013
H2O America		51,605	3,027,665
Severn Trent PLC (United Kingdom)		100,788	4,133,680

			10,907,358

TOTAL COMMON STOCK (Identified cost—$867,998,189)			1,062,183,085

EXCHANGE-TRADED FUNDS	6.0%
CORPORATE BONDS	0.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF		531,885	15,993,782

GOLD	5.1%
iShares Gold Trust(a)		206,708	18,223,377
SPDR Gold MiniShares Trust(a)		786,613	72,911,159

			91,134,536

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$61,696,254)			107,128,318

PREFERRED SECURITIES—EXCHANGE-TRADED	0.0%
BANKING	0.0%
Morgan Stanley, 6.875%, Series F(e)		1,547	38,752

UTILITIES	0.0%
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(f)		10,000	260,800

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$291,456)			299,552

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	6.3%
BANKING	1.9%
ABN AMRO Bank NV, 4.80%, due 4/18/26 (Netherlands)(d)		1,200,000	1,199,503
Banco Santander SA, 4.75% to 11/12/26 (Spain)(e)(g)(h)		800,000	791,716
Banco Santander SA, 9.625% to 11/21/28 (Spain)(e)(g)(h)		2,000,000	2,155,381
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(h)		2,500,000	2,600,050
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(e)(g)(h)		1,800,000	1,858,326
Citigroup, Inc., 6.25% to 8/15/26, Series T(e)(h)		1,200,000	1,201,418
CoBank ACB, 6.25% to 10/1/26, Series I(e)(h)		5,865,000	5,847,384
Goldman Sachs Group, Inc., 5.95%, due 1/15/27		6,050,000	6,125,423
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(e)(g)(h)		1,600,000	1,593,694
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(e)(g)(h)		1,400,000	1,446,220
M&T Bank Corp., 5.40% to 7/30/30, due 7/30/35(h)		725,000	722,883
Nationwide Building Society, 4.00%, due 9/14/26 (United Kingdom)(b)		884,000	881,694

		Principal Amount*	Value
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(h)		3,300,000	$3,406,494
Truist Financial Corp., 4.584% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(f)		600,000	593,267
Truist Financial Corp., 6.669% to 9/1/26, Series N(e)(h)		2,343,000	2,341,638
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(d)(e)(g)(h)		1,000,000	996,724

			33,761,815

INSURANCE	2.3%
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(d)(e)(h)		2,400,000	2,405,957
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(d)(h)		981,000	983,884
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(d)(h)		7,670,000	7,663,932
Cloverie PLC for Zurich Insurance Co. Ltd., 5.625% to 6/24/26, due 6/24/46 (Switzerland)(d)(h)		10,250,000	10,248,437
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(h)		3,155,000	3,180,291
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(b)(e)(h)		10,950,000	10,946,948
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48 (Japan)(b)(h)		2,400,000	2,382,603
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47 (Japan)(b)(h)		2,115,000	2,092,533
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(h)		1,000,000	991,133

			40,895,718

PIPELINES	1.2%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(h)		2,250,000	2,232,236
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(h)		7,816,000	7,823,238
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(h)		2,000,000	2,002,323
Energy Transfer LP, 6.50% to 11/15/26, Series H(e)(h)		1,500,000	1,498,235
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(h)		1,575,000	1,650,661
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(h)		5,987,000	5,997,136

			21,203,829

TELECOMMUNICATIONS	0.3%
Rogers Communications, Inc., 5.25% to 3/15/27, due 3/15/82 (Canada)(b)(h)		3,850,000	3,805,946
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(h)		1,900,000	1,955,492

			5,761,438

UTILITIES	0.6%
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(h)		2,050,000	2,111,255
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(h)		1,656,000	1,659,419
Entergy Corp., 2.95%, due 9/1/26		3,285,000	3,266,302
Evergy, Inc., 2.90%, due 9/15/29		2,750,000	2,608,726
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(h)		1,333,000	1,324,534

			10,970,236

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$112,612,135)			112,593,036

CORPORATE BONDS	10.8%
CONSUMER STAPLE PRODUCTS	0.2%
Mars, Inc., 4.60%, due 3/1/28(b)		2,540,000	2,556,324

ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		1,240,000	1,256,704

		Principal Amount*	Value
HEALTH CARE	0.1%
AbbVie, Inc., 4.65%, due 3/15/28		1,450,000	$1,463,683

OIL & GAS	0.1%
Repsol E&P Capital Markets U.S. LLC, 4.805%, due 9/16/28 (Spain)(b)		1,300,000	1,305,700
Repsol E&P Capital Markets U.S. LLC, 5.204%, due 9/16/30 (Spain)(b)		750,000	756,633

			2,062,333

PIPELINES	0.2%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)		2,903,000	2,915,903
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)		700,000	704,712

			3,620,615

REAL ESTATE	5.8%
American Homes 4 Rent LP, 4.25%, due 2/15/28		5,061,000	5,035,750
American Tower Corp., 1.45%, due 9/15/26		5,185,000	5,118,096
American Tower Corp., 1.60%, due 4/15/26		12,069,000	12,056,358
American Tower Corp., 3.125%, due 1/15/27		1,250,000	1,236,748
American Tower Corp., 5.80%, due 11/15/28		1,600,000	1,650,281
Boston Properties LP, 2.75%, due 10/1/26		803,000	795,673
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		8,194,000	8,189,521
Crown Castle, Inc., 1.05%, due 7/15/26		3,800,000	3,763,919
Crown Castle, Inc., 3.70%, due 6/15/26		1,015,000	1,013,447
Crown Castle, Inc., 4.80%, due 9/1/28		1,525,000	1,533,388
Crown Castle, Inc., 4.90%, due 9/1/29		1,700,000	1,709,960
Crown Castle, Inc., 5.00%, due 1/11/28		2,479,000	2,497,629
CubeSmart LP, 3.125%, due 9/1/26		4,909,000	4,883,903
Equinix, Inc., 1.45%, due 5/15/26		3,299,000	3,289,125
ERP Operating LP, 3.25%, due 8/1/27		1,400,000	1,380,511
Essex Portfolio LP, 3.375%, due 4/15/26		1,252,000	1,251,436
Federal Realty OP LP, 3.25%, due 7/15/27		2,250,000	2,218,289
Healthcare Realty Holdings LP, 3.50%, due 8/1/26		7,791,000	7,765,764
Healthpeak OP LLC, 3.25%, due 7/15/26		1,689,000	1,683,230
Kimco Realty OP LLC, 3.25%, due 8/15/26		2,772,000	2,760,857
Realty Income Corp., 3.20%, due 1/15/27		587,000	582,060
Realty Income Corp., 4.45%, due 9/15/26		1,228,000	1,228,164
Realty Income Corp., 4.875%, due 6/1/26		5,298,000	5,298,957
Regency Centers LP, 3.60%, due 2/1/27		1,180,000	1,173,788
SBA Communications Corp., 3.875%, due 2/15/27		1,400,000	1,386,602
Tanger Properties LP, 3.875%, due 7/15/27		2,000,000	1,984,528
UDR, Inc., 2.95%, due 9/1/26		250,000	248,264
UDR, Inc., 3.50%, due 7/1/27		2,037,000	2,016,299
VICI Properties LP, 4.75%, due 4/1/28		515,000	515,621
VICI Properties LP/VICI Note Co., Inc., 4.50%, due 1/15/28(b)		1,587,000	1,578,282
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(b)		1,525,000	1,534,032
WEA Finance LLC, 2.875%, due 1/15/27 (France)(b)		2,530,000	2,499,232
WEA Finance LLC, 2.875%, due 1/15/27(d)		2,697,000	2,664,201
Welltower OP LLC, 4.25%, due 4/1/26		3,791,000	3,791,000
Welltower OP LLC, 4.25%, due 4/15/28		1,877,000	1,875,867
WP Carey, Inc., 4.25%, due 10/1/26		6,562,000	6,559,990

			104,770,772

		Principal Amount*	Value
RETAIL & WHOLESALE—DISCRETIONARY	0.4%
Amazon.com, Inc., 3.85%, due 3/13/28		2,476,000	$2,468,849
Amazon.com, Inc., 4.00%, due 3/13/29		2,476,000	2,463,935
Amazon.com, Inc., 4.25%, due 3/13/31		640,000	635,428
Home Depot, Inc., 4.875%, due 6/25/27		2,200,000	2,221,749

			7,789,961

SOFTWARE & TECH SERVICES	0.3%
Salesforce, Inc., 4.50%, due 3/15/28		2,815,000	2,816,696
Salesforce, Inc., 4.65%, due 3/15/29		2,815,000	2,821,272

			5,637,968

TELECOMMUNICATIONS	0.9%
Alphabet, Inc., 3.70%, due 2/15/29		1,829,000	1,813,662
AT&T, Inc., 2.30%, due 6/1/27		3,309,000	3,235,321
AT&T, Inc., 4.25%, due 3/1/27		374,000	373,887
Orange SA, 4.00%, due 1/13/29 (France)(b)		3,363,000	3,330,049
Rogers Communications, Inc., 2.90%, due 11/15/26 (Canada)		1,501,000	1,486,357
T-Mobile USA, Inc., 2.625%, due 4/15/26		2,230,000	2,228,383
T-Mobile USA, Inc., 3.375%, due 4/15/29		2,200,000	2,132,563
T-Mobile USA, Inc., 3.75%, due 4/15/27		1,750,000	1,739,498

			16,339,720

UTILITIES	2.7%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		8,180,000	8,187,241
Dominion Energy, Inc., 4.60%, due 5/15/28		1,380,000	1,384,567
Dominion Energy, Inc., 1.45%, due 4/15/26, Series A		1,281,000	1,279,450
DTE Energy Co., 4.875%, due 6/1/28		2,995,000	3,022,517
DTE Energy Co., 4.95%, due 7/1/27		910,000	916,112
Duke Energy Corp., 4.85%, due 1/5/27		1,405,000	1,411,523
ENEL Finance International NV, 1.625%, due 7/12/26 (Italy)(b)		8,469,000	8,405,794
ENEL Finance International NV, 4.125%, due 9/30/28 (Italy)(b)		3,800,000	3,769,483
Evergy, Inc., 4.25%, due 3/15/29		2,794,000	2,773,393
Exelon Corp., 3.40%, due 4/15/26		8,270,000	8,265,954
NextEra Energy Capital Holdings, Inc., 4.685%, due 9/1/27		1,855,000	1,864,534
NiSource, Inc., 3.49%, due 5/15/27		1,934,000	1,914,110
Southern Co., 3.25%, due 7/1/26		1,210,000	1,207,788
WEC Energy Group, Inc., 4.75%, due 1/15/28		4,184,000	4,216,177

			48,618,643

TOTAL CORPORATE BONDS (Identified cost—$194,039,006)			194,116,723

		Shares
WARRANTS	0.0%
AGRIBUSINESS	0.0%
Minerva SA, exercise price $5.17, expires 4/7/28 (Brazil)(a)		197,322	47,237

		Shares	Value
REAL ESTATE—OFFICE	0.0%
Hudson Pacific Properties, Inc., exercise price $0.07(a)(i)		40,101	$234,190

TOTAL WARRANTS (Identified cost—$623,167)			281,427

SHORT-TERM INVESTMENTS	18.6%
MONEY MARKET FUNDS	3.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(j)		37,587,155	37,587,155
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(j)		17,028,478	17,028,478

			54,615,633

		Principal Amount*
U.S. TREASURY BILLS	9.1%
U.S. Treasury Bills, 3.674%, due 5/21/26(k)(l)		11,000,000	10,945,030
U.S. Treasury Bills, 3.681%, due 5/21/26(k)(l)		6,500,000	6,467,523
U.S. Treasury Bills, 3.665%, due 5/26/26(k)(l)		40,000,000	39,781,528
U.S. Treasury Bills, 3.663%, due 9/10/26(k)		49,000,000	48,209,926
U.S. Treasury Bills, 3.665%, due 9/10/26(k)		59,000,000	58,048,687

			163,452,694

U.S. TREASURY NOTES	6.4%
U.S. Treasury Floating Rate Notes, 3.803% (3 Month Treasury Money Market Yield + 0.150%), due 4/30/26(f)		115,000,000	115,001,704

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$333,136,558)			333,070,031

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,570,396,765)	100.9%		1,809,672,172
LIABILITIES IN EXCESS OF OTHER ASSETS(m)	(0.9)		(15,766,112)

NET ASSETS	100.0%		$1,793,906,060

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Unrealized Appreciation (Depreciation)	Premiums Paid (Received)	Value
BNP Paribas	$448,360,292	0.075%	Monthly	BNPXDDIC Index(n)	Long	6/5/26	$(224,060)	$—	$(224,060)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	113	April 13, 2026	$8,175,628	$9,947,983	$1,772,355
Aluminum HG LME	113	May 18, 2026	8,191,447	9,898,913	1,707,466
Aluminum HG LME	99	June 15, 2026	7,831,052	8,618,297	787,245
Aluminum HG LME	210	July 13, 2026	16,312,489	18,114,863	1,802,374
Aluminum HG LME	108	September 14, 2026	9,191,701	9,100,890	(90,811)
Brent Crude Oil(o)	284	June 30, 2026	24,043,152	25,608,280	1,565,128
Brent Crude Oil(o)	261	July 31, 2026	21,396,220	22,422,510	1,026,290
Cocoa	87	July 16, 2026	3,356,847	2,929,290	(427,557)
Cocoa	18	September 15, 2026	624,586	615,060	(9,526)
Coffee C	39	July 21, 2026	4,235,028	4,252,950	17,922
Coffee C	40	September 18, 2026	4,218,615	4,171,500	(47,115)
Copper	82	July 29, 2026	12,325,511	11,614,275	(711,236)
Copper	79	September 28, 2026	11,978,103	11,297,000	(681,103)
Corn	844	July 14, 2026	18,763,748	19,760,150	996,402
Corn	65	September 14, 2026	1,529,549	1,528,312	(1,237)
Cotton No.2	179	July 9, 2026	5,904,686	6,455,635	550,949
Gasoline RBOB	57	May 29, 2026	5,289,057	7,315,106	2,026,049
Gasoline RBOB	56	June 30, 2026	5,081,125	6,835,147	1,754,022
Gold 100 oz	124	August 27, 2026	64,344,770	58,448,640	(5,896,130)
KC HRW Wheat	148	July 14, 2026	4,242,014	4,800,750	558,736
KC HRW Wheat	96	September 14, 2026	2,740,977	3,176,400	435,423
Lead LME	64	May 18, 2026	3,285,709	3,015,200	(270,509)
Lead LME	30	June 15, 2026	1,542,695	1,422,660	(120,035)
Lead LME	84	July 13, 2026	4,279,431	4,012,197	(267,234)
Lead LME	37	September 14, 2026	1,834,702	1,789,875	(44,827)
Lean Hogs(o)	28	June 12, 2026	1,195,613	1,176,560	(19,053)
Lean Hogs(o)	164	July 15, 2026	7,323,953	7,033,960	(289,993)
Live Cattle	89	August 31, 2026	8,086,425	8,536,880	450,455
Live Cattle	66	October 30, 2026	6,012,613	6,227,100	214,487
Low Sulphur Gasoil	90	May 12, 2026	8,669,294	11,153,250	2,483,956
Low Sulphur Gasoil	91	July 10, 2026	5,977,465	9,209,200	3,231,735
Natural Gas	399	April 28, 2026	13,357,668	11,507,160	(1,850,508)
Natural Gas	56	May 27, 2026	1,818,392	1,683,360	(135,032)
Natural Gas	461	June 26, 2026	16,196,077	14,904,130	(1,291,947)
Nickel LME	82	April 13, 2026	8,201,895	8,338,519	136,624
Nickel LME	89	May 18, 2026	7,959,261	9,092,391	1,133,130
Nickel LME	84	July 13, 2026	8,858,280	8,640,495	(217,785)
Nickel LME	42	September 14, 2026	4,482,417	4,350,528	(131,889)
NY Harbor ULSD	48	April 30, 2026	6,834,807	8,293,421	1,458,614
NY Harbor ULSD	48	June 30, 2026	4,670,320	6,962,458	2,292,138
Silver	38	July 29, 2026	16,044,700	14,341,010	(1,703,690)
Soybean	347	July 14, 2026	19,965,432	20,577,100	611,668
Soybean	25	November 13, 2026	1,440,495	1,446,875	6,380
Soybean Meal	356	July 14, 2026	11,114,191	11,189,080	74,889
Soybean Oil	355	July 14, 2026	11,771,578	14,671,440	2,899,862
Sugar #11 (World)	526	June 30, 2026	8,033,617	9,237,402	1,203,785

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Sugar #11 (World)	121	September 30, 2026	$2,014,932	$2,175,096	$160,164
Wheat	268	July 14, 2026	7,445,718	8,395,100	949,382
Wheat	116	September 14, 2026	3,503,245	3,701,850	198,605
WTI Crude Oil	246	May 19, 2026	16,456,266	22,917,360	6,461,094
WTI Crude Oil	223	June 22, 2026	14,244,009	19,296,190	5,052,181
Zinc LME	54	April 13, 2026	4,199,475	4,358,003	158,528
Zinc LME	113	May 18, 2026	8,924,135	9,155,655	231,520
Zinc LME	118	July 13, 2026	9,961,284	9,543,339	(417,945)
Zinc LME	59	September 14, 2026	4,895,485	4,765,032	(130,453)

			$500,377,884	$530,031,827	$29,653,943

SHORT FUTURES OUTSTANDING
Aluminum HG LME	113	April 13, 2026	(8,897,904)	(9,947,983)	(1,050,079)
Aluminum HG LME	113	May 18, 2026	(8,760,928)	(9,898,913)	(1,137,985)
Aluminum HG LME	99	June 15, 2026	(7,684,604)	(8,618,297)	(933,693)
Aluminum HG LME	114	July 13, 2026	(9,751,244)	(9,833,783)	(82,539)
Aluminum HG LME	11	September 14, 2026	(926,834)	(926,943)	(109)
Lead LME	64	May 18, 2026	(3,231,092)	(3,015,200)	215,892
Lead LME	30	June 15, 2026	(1,581,310)	(1,422,660)	158,650
Lead LME	50	July 13, 2026	(2,440,280)	(2,388,213)	52,067
Lead LME	5	September 14, 2026	(241,825)	(241,875)	(50)
Nickel LME	82	April 13, 2026	(7,995,755)	(8,338,519)	(342,764)
Nickel LME	89	May 18, 2026	(9,393,844)	(9,092,391)	301,453
Nickel LME	45	July 13, 2026	(4,752,174)	(4,628,837)	123,337
Nickel LME	4	September 14, 2026	(414,297)	(414,336)	(39)
Zinc LME	54	April 13, 2026	(4,310,681)	(4,358,003)	(47,322)
Zinc LME	113	May 18, 2026	(9,532,034)	(9,155,655)	376,379
Zinc LME	65	July 13, 2026	(5,376,629)	(5,256,923)	119,706
Zinc LME	6	September 14, 2026	(484,520)	(484,579)	(59)

			$(85,775,955)	$(88,023,110)	$(2,247,155)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Agribusiness	$68,525,399	$27,002,231	$—	$95,527,630
Airports	6,202,128	5,911,014	—	12,113,142
Communications	28,991,300	612,226	—	29,603,526
Electric	40,350,199	36,226,543	—	76,576,742
Energy	78,165,982	45,903,472	—	124,069,454
Environmental Services	2,515,125	1,842,612	—	4,357,737
Gas Distribution	27,588,104	5,872,849	—	33,460,953
Marine Ports	—	2,804,554	—	2,804,554
Metals & Mining	60,484,377	19,762,957	—	80,247,334
Midstream	87,171,905	3,053,158	—	90,225,063
Railways	2,914,728	2,289,100	—	5,203,828
Real Estate	315,350,851	154,131,286	—	469,482,137
Toll Roads	—	18,374,816	—	18,374,816
Transport Logistics	—	94,329	—	94,329
Water	6,773,678	4,133,680	—	10,907,358
Other Industries	9,134,482	—	—	9,134,482
Exchange-Traded Funds	107,128,318	—	—	107,128,318
Preferred Securities—Exchange-Traded	299,552	—	—	299,552
Preferred Securities—Over-the-Counter	—	112,593,036	—	112,593,036
Corporate Bonds	—	194,116,723	—	194,116,723
Warrants:
Real Estate—Office	—	234,190	—	234,190
Other Industries	47,237	—	—	47,237
Short-Term Investments	—	333,070,031	—	333,070,031

Total Investments in Securities	$841,643,365	$968,028,807	$—	$1,809,672,172

Futures Contracts	$45,757,042	$—	$—	$45,757,042

Total Derivative Assets	$45,757,042	$—	$—	$45,757,042

Futures Contracts	$(18,350,254)	$—	$—	$(18,350,254)
Total Return Swap Contracts	—	(224,060)	—	(224,060)

Total Derivative Liabilities	$(18,350,254)	$(224,060)	$—	$(18,574,314)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $61,215,936 which represents 3.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $27,418,802 which represents 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(f)	Variable rate. Rate shown is in effect at March 31, 2026.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $8,842,061 or 0.5% of the net assets of the Fund.

(h)	Security converts to floating rate after the indicated fixed–rate coupon period.
(i)	These warrants do not have a stated expiration date.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	The rate shown is the effective yield on the date of purchase.
(l)	All or a portion of this security has been pledged as collateral for futures contracts. $52,659,852 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(m)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at March 31, 2026.
(n)

The BNP Paribas Daily CDI Carry Index (BNPXDDIC Index) seeks to capture the difference in carry costs between different commodity futures contracts while maintaining a diversified exposure and managing the risk of the portfolio. The Fund has indirect exposure to all of the below underlying positions that make up the custom index at March 31, 2026. When applicable, the table is limited to the largest 50 positions (based on absolute market value).

Commodity Name	Expiration Date	Weight	Quantity[1]	3/31/26 Value[1]
Gold 100 oz	December 29, 2026	3.20%	30	14,359,644
WTI Crude Oil	November 20, 2028	2.18%	147	9,750,311
WTI Crude Oil	June 22, 2026	2.16%	112	9,666,550
WTI Crude Oil	May 20, 2027	-2.15%	(139)	(9,652,939)
WTI Crude Oil	September 22, 2026	2.12%	126	9,509,782
Brent Crude Oil	October 29, 2027	-1.92%	(117)	(8,594,892)
Brent Crude Oil	May 29, 2026	1.92%	89	8,585,182
Brent Crude Oil	June 30, 2026	1.90%	94	8,518,404
Copper	June 15, 2026	-1.89%	(28)	(8,483,133)
Copper	May 18, 2026	-1.89%	(28)	(8,482,579)
Gold 100 oz	August 27, 2026	-1.89%	(18)	(8,480,317)
Copper	December 14, 2026	1.89%	27	8,479,951
Brent Crude Oil	October 30, 2026	-1.89%	(106)	(8,479,256)
Copper	December 13, 2027	1.89%	27	8,472,856
Brent Crude Oil	September 30, 2026	-1.89%	(104)	(8,465,188)
Natural Gas	May 27, 2026	-1.72%	(257)	(7,717,073)
Natural Gas	June 26, 2026	-1.71%	(237)	(7,649,586)
Natural Gas	September 28, 2026	1.70%	228	7,620,623
Natural Gas	August 27, 2026	1.70%	232	7,608,011
Brent Crude Oil	October 31, 2028	1.66%	104	7,434,829
Brent Crude Oil	April 30, 2026	-1.62%	(70)	(7,254,220)
Brent Crude Oil	August 28, 2026	1.53%	83	6,847,083
WTI Crude Oil	October 20, 2026	-1.53%	(93)	(6,845,445)
Corn	December 14, 2026	1.50%	278	6,731,839
Natural Gas	July 29, 2026	-1.41%	(192)	(6,322,778)
Soybean	November 13, 2026	1.33%	103	5,943,953
Copper	July 13, 2026	-1.33%	(19)	(5,940,829)
Copper	September 14, 2026	1.33%	19	5,940,595
Soybean	May 14, 2026	-1.32%	(101)	(5,903,325)
Gold 100 oz	June 26, 2026	-1.31%	(13)	(5,881,998)
Natural Gas	October 28, 2026	1.31%	160	5,867,004
WTI Crude Oil	July 21, 2026	1.28%	70	5,749,359
WTI Crude Oil	March 22, 2027	-1.28%	(82)	(5,727,069)
Corn	July 14, 2026	-1.25%	(239)	(5,590,109)
Natural Gas	November 25, 2026	-1.20%	(120)	(5,358,824)
WTI Crude Oil	January 20, 2027	-1.05%	(66)	(4,683,433)
Aluminum HG LME	December 14, 2026	1.00%	55	4,465,816
WTI Crude Oil	April 21, 2026	-0.90%	(40)	(4,014,455)
Live Cattle	June 30, 2026	-0.88%	(41)	(3,957,404)
Live Cattle	October 30, 2026	0.88%	42	3,938,271
Natural Gas	April 28, 2026	0.87%	135	3,885,878
WTI Crude Oil	August 20, 2026	-0.80%	(46)	(3,588,072)
Wheat	May 14, 2026	-0.76%	(111)	(3,416,153)
Wheat	December 14, 2026	0.76%	104	3,398,628
Soybean Oil	May 14, 2026	-0.75%	(82)	(3,382,304)

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

March 31, 2026 (Unaudited)

Commodity Name	Expiration Date	Weight	Quantity[1]	3/31/26 Value[1]
Soybean Oil	December 14, 2026	0.75%	86	3,380,809
Low Sulphur Gasoil	June 11, 2026	0.75%	31	3,372,500
Low Sulphur Gasoil	July 10, 2026	0.75%	33	3,350,092
Gasoline RBOB	May 29, 2026	0.74%	26	3,326,907
Low Sulphur Gasoil	September 10, 2026	-0.74%	(36)	(3,316,164)

[1]	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of March 31, 2026.
(o)	Futures contracts are cash settled based upon the price of the underlying commodity.

Country Summary	% of Net Assets
United States	66.4
Canada	8.2
Japan	3.9
France	3.4
Australia	2.6
United Kingdom	2.3
Switzerland	1.5
Hong Kong	1.1
Italy	1.0
Brazil	1.0
Germany	0.9
Singapore	0.8
Spain	0.8
India	0.6
Belgium	0.5
Norway	0.5
Other (includes short-term investments)	4.5

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on the applicable exchanges on the valuation date, when supported by sufficient trading volume, or otherwise based on prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Consolidated Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

At March 31, 2026, the Fund did not have any option contracts outstanding.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.